John Hancock
Multimanager Lifetime Portfolios
Quarterly portfolio holdings 5/31/2024

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.4%
Equity - 88.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	86,784	$4,866,866
Capital Appreciation, Class NAV, JHF II (Jennison)	214,523	3,370,157
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	218,134	2,098,453
Disciplined Value, Class NAV, JHF III (Boston Partners)	159,838	3,935,211
Disciplined Value International, Class NAV, JHIT (Boston Partners)	244,678	3,892,819
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	612,383	5,603,304
Equity Income, Class NAV, JHF II (T. Rowe Price)	270,605	5,474,331
Financial Industries, Class NAV, JHIT II (MIM US) (B)	45,189	755,104
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	46,239	3,372,697
International Dynamic Growth, Class NAV, JHIT (Axiom)	125,111	1,587,658
International Growth, Class NAV, JHF III (Wellington)	63,982	1,724,318
International Small Company, Class NAV, JHF II (DFA)	137,909	1,525,279
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,105,362	11,153,104
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	244,886	3,815,321
Mid Value, Class NAV, JHF II (T. Rowe Price)	298,957	5,246,695
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	49,166	798,462
Small Cap Value, Class NAV, JHF II (Wellington)	54,638	949,068
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,413,206	15,799,639
Fixed income - 1.3%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	61,543	464,651
High Yield, Class NAV, JHBT (MIM US) (B)	107,678	321,956
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	31,104	288,026
Alternative and specialty - 2.0%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	208,244	1,022,478
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	326,435	685,514

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $69,948,291)		$78,751,111
UNAFFILIATED INVESTMENT COMPANIES - 6.6%
Equity - 6.6%
Fidelity Emerging Markets Index Fund	82,296	858,349
Fidelity International Index Fund	17,125	870,444
Fidelity Mid Cap Index Fund	67,030	2,121,503
Fidelity Small Cap Index Fund	72,543	1,865,813
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,120,661)		$5,716,109
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	274	$0
ICA Gruppen AB (C)(E)	12	0
Health care - 0.0%
NMC Health PLC (C)(E)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	217	654
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	1,110	31

TOTAL COMMON STOCKS (Cost $276)		$685
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
U.S. Government - 1.8%
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	$346,800	92,316
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	1,495,500	417,384
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	1,890,400	544,220
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	1,680,800	507,889

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,853,616)		$1,561,809
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2280% (G)(H)	19,512	195,058

TOTAL SHORT-TERM INVESTMENTS (Cost $192,085)		$195,058
Total investments (Cost $77,114,929) - 100.0%		$86,224,772
Other assets and liabilities, net - (0.0%)		(13,991)
TOTAL NET ASSETS - 100.0%		$86,210,781
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.3%
Equity - 88.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	295,541	$16,573,944
Capital Appreciation, Class NAV, JHF II (Jennison)	727,608	11,430,716
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	772,611	7,432,514
Disciplined Value, Class NAV, JHF III (Boston Partners)	539,613	13,285,263
Disciplined Value International, Class NAV, JHIT (Boston Partners)	826,908	13,156,104
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,038,023	18,647,907
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Equity Income, Class NAV, JHF II (T. Rowe Price)	910,916	$18,427,827
Financial Industries, Class NAV, JHIT II (MIM US) (B)	157,040	2,624,132
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	155,181	11,318,884
International Dynamic Growth, Class NAV, JHIT (Axiom)	419,590	5,324,593
International Growth, Class NAV, JHF III (Wellington)	215,984	5,820,757
International Small Company, Class NAV, JHF II (DFA)	464,750	5,140,136
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,732,995	37,665,916
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	855,823	13,333,727
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,007,642	17,684,123
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	167,505	2,720,285
Small Cap Value, Class NAV, JHF II (Wellington)	183,927	3,194,815
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,811,067	53,787,731
Fixed income - 0.9%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	150,330	1,134,994
High Yield, Class NAV, JHBT (MIM US) (B)	264,067	789,561
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	76,121	704,880
Alternative and specialty - 2.0%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	703,010	3,451,778
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	1,090,509	2,290,069

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $237,170,994)		$265,940,656
UNAFFILIATED INVESTMENT COMPANIES - 6.6%
Equity - 6.6%
Fidelity Emerging Markets Index Fund	275,451	2,872,950
Fidelity International Index Fund	57,969	2,946,554
Fidelity Mid Cap Index Fund	225,567	7,139,188
Fidelity Small Cap Index Fund	245,616	6,317,236

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $17,394,403)		$19,275,928
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	2,235	0
ICA Gruppen AB (C)(E)	96	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	4,248	2,012
Health care - 0.0%
NMC Health PLC (C)(E)	70	0
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	1,788	$5,402
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	9,053	249

TOTAL COMMON STOCKS (Cost $4,064)		$7,663
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.9%
U.S. Government - 1.9%
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	$1,230,000	327,420
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	5,305,100	1,480,620
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	6,705,500	1,930,419
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	5,950,300	1,798,009

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,009,127)		$5,536,468
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2280% (G)(H)	60,171	601,514

TOTAL SHORT-TERM INVESTMENTS (Cost $601,532)		$601,514
Total investments (Cost $262,180,120) - 100.0%		$291,362,229
Other assets and liabilities, net - 0.0%		23,162
TOTAL NET ASSETS - 100.0%		$291,385,391
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.3%
Equity - 88.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	416,992	$23,384,921
Capital Appreciation, Class NAV, JHF II (Jennison)	1,028,619	16,159,605
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,101,986	10,601,101
Disciplined Value, Class NAV, JHF III (Boston Partners)	762,148	18,764,075
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,169,785	18,611,274
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,907,336	26,602,127
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,289,971	26,096,114
Financial Industries, Class NAV, JHIT II (MIM US) (B)	223,092	3,727,861
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	218,906	15,966,972
International Dynamic Growth, Class NAV, JHIT (Axiom)	594,857	7,548,737
International Growth, Class NAV, JHF III (Wellington)	306,259	8,253,690
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Small Company, Class NAV, JHF II (DFA)	659,971	$7,299,284
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,272,473	53,199,254
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,214,695	18,924,941
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,427,322	25,049,497
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	236,802	3,845,666
Small Cap Value, Class NAV, JHF II (Wellington)	260,246	4,520,477
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,821,218	76,261,219
Fixed income - 1.0%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	229,562	1,733,192
High Yield, Class NAV, JHBT (MIM US) (B)	402,712	1,204,109
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	116,208	1,076,088
Alternative and specialty - 2.0%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	992,929	4,875,283
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	1,549,777	3,254,531

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $333,311,087)		$376,960,018
UNAFFILIATED INVESTMENT COMPANIES - 6.6%
Equity - 6.6%
Fidelity Emerging Markets Index Fund	391,582	4,084,199
Fidelity International Index Fund	81,888	4,162,368
Fidelity Mid Cap Index Fund	318,578	10,082,998
Fidelity Small Cap Index Fund	346,894	8,922,115

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $24,721,875)		$27,251,680
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	3,720	0
ICA Gruppen AB (C)(E)	160	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	12,063	5,714
Health care - 0.0%
NMC Health PLC (C)(E)	117	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	2,971	8,975
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	15,065	414

TOTAL COMMON STOCKS (Cost $8,887)		$15,103
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.9%
U.S. Government - 1.9%
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	$1,671,200	$444,865
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	7,562,900	2,110,757
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	9,558,100	2,751,643
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	8,452,000	2,553,951

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,056,289)		$7,861,216
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2280% (G)(H)	74,956	749,311

TOTAL SHORT-TERM INVESTMENTS (Cost $749,366)		$749,311
Total investments (Cost $368,847,504) - 100.0%		$412,837,328
Other assets and liabilities, net - 0.0%		31,407
TOTAL NET ASSETS - 100.0%		$412,868,735
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.3%
Equity - 88.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	614,767	$34,476,143
Capital Appreciation, Class NAV, JHF II (Jennison)	1,518,973	23,863,062
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,635,683	15,735,275
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,124,149	27,676,541
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,722,841	27,410,408
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,260,384	38,982,509
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,900,351	38,444,100
Financial Industries, Class NAV, JHIT II (MIM US) (B)	329,958	5,513,597
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	325,187	23,719,170
International Dynamic Growth, Class NAV, JHIT (Axiom)	884,142	11,219,768
International Growth, Class NAV, JHF III (Wellington)	451,778	12,175,429
International Small Company, Class NAV, JHF II (DFA)	973,164	10,763,192
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,762,957	78,328,232
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,811,814	28,228,056
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,093,290	36,737,239
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	350,236	5,687,834
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Small Cap Value, Class NAV, JHF II (Wellington)	381,959	$6,634,621
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	10,145,420	113,425,790
Fixed income - 0.7%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	264,156	1,994,381
High Yield, Class NAV, JHBT (MIM US) (B)	464,012	1,387,396
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	133,758	1,238,597
Alternative and specialty - 2.0%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,462,497	7,180,858
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	2,282,052	4,792,309

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $487,100,234)		$555,614,507
UNAFFILIATED INVESTMENT COMPANIES - 6.6%
Equity - 6.6%
Fidelity Emerging Markets Index Fund	577,126	6,019,425
Fidelity International Index Fund	120,520	6,126,055
Fidelity Mid Cap Index Fund	470,753	14,899,321
Fidelity Small Cap Index Fund	508,055	13,067,187

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $36,605,059)		$40,111,988
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	6,187	0
ICA Gruppen AB (C)(E)	266	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	24,454	11,583
Health care - 0.0%
NMC Health PLC (C)(E)	194	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	4,945	14,939
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	25,059	689

TOTAL COMMON STOCKS (Cost $16,649)		$27,211
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.9%
U.S. Government - 1.9%
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	$2,572,200	684,707
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	11,278,300	3,147,701
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	14,253,200	4,103,296
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	12,614,100	3,811,617

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $15,069,982)		$11,747,321
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2280% (G)(H)	86,203	$861,749

TOTAL SHORT-TERM INVESTMENTS (Cost $861,758)		$861,749
Total investments (Cost $539,653,682) - 100.0%		$608,362,776
Other assets and liabilities, net - 0.0%		38,887
TOTAL NET ASSETS - 100.0%		$608,401,663
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.2%
Equity - 83.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	875,958	$49,123,725
Capital Appreciation, Class NAV, JHF II (Jennison)	2,164,351	34,001,958
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,449,305	23,562,311
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,601,621	39,431,898
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,585,569	41,136,398
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,710,560	52,251,628
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,710,820	54,839,885
Financial Industries, Class NAV, JHIT II (MIM US) (B)	478,880	8,002,082
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	457,628	33,379,395
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,308,558	16,605,595
International Growth, Class NAV, JHF III (Wellington)	676,540	18,232,744
International Small Company, Class NAV, JHF II (DFA)	1,460,375	16,151,749
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,425,587	115,284,168
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,491,534	38,818,101
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,912,299	51,110,847
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	472,353	7,671,018
Small Cap Value, Class NAV, JHF II (Wellington)	517,965	8,997,045
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,366,710	160,619,819
Fixed income - 4.3%
Bond, Class NAV, JHSB (MIM US) (B)	1,504,621	19,936,228
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,126,986	8,508,743
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	1,979,641	$5,919,126
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	557,017	5,157,974
Alternative and specialty - 3.1%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	855,877	10,527,281
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,165,349	10,631,862
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	3,301,663	6,933,493

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $701,282,874)		$836,835,073
UNAFFILIATED INVESTMENT COMPANIES - 6.2%
Equity - 6.2%
Fidelity Emerging Markets Index Fund	730,726	7,621,470
Fidelity International Index Fund	180,812	9,190,659
Fidelity Mid Cap Index Fund	673,753	21,324,273
Fidelity Small Cap Index Fund	733,599	18,868,167

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $51,821,535)		$57,004,569
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	10,035	0
ICA Gruppen AB (C)(E)	431	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	45,339	21,475
Health care - 0.0%
NMC Health PLC (C)(E)	315	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	8,028	24,252
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	40,641	1,117

TOTAL COMMON STOCKS (Cost $29,417)		$46,844
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.4%
U.S. Government - 2.4%
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	$4,636,500	1,234,214
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	21,035,300	5,870,818
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	26,581,600	7,652,470
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	23,430,600	7,080,052

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $28,244,490)		$21,837,554
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2280% (G)(H)	212,231	2,121,606
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $2,121,513)	$2,121,606
Total investments (Cost $783,499,829) - 100.0%	$917,845,646
Other assets and liabilities, net - 0.0%	54,265
TOTAL NET ASSETS - 100.0%	$917,899,911
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.2%
Equity - 75.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	798,889	$44,801,687
Capital Appreciation, Class NAV, JHF II (Jennison)	1,973,448	31,002,873
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,288,260	22,013,057
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,463,140	36,022,498
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,485,376	39,542,326
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,962,856	45,410,133
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,461,305	49,792,202
Financial Industries, Class NAV, JHIT II (MIM US) (B)	485,419	8,111,344
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	216,809	2,629,893
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	348,372	25,410,250
Global Equity, Class NAV, JHF II (MIM US) (B)	196,067	2,580,238
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,286,580	16,326,704
International Growth, Class NAV, JHF III (Wellington)	654,590	17,641,205
International Small Company, Class NAV, JHF II (DFA)	1,505,185	16,647,341
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,022,037	111,212,353
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,177,527	33,925,863
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,542,669	44,623,844
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	382,239	6,207,564
Small Cap Value, Class NAV, JHF II (Wellington)	419,453	7,285,896
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,897,896	155,378,474
Fixed income - 11.3%
Bond, Class NAV, JHSB (MIM US) (B)	2,931,134	38,837,522
Core Bond, Class NAV, JHF II (Allspring Investments)	2,409,217	26,019,544
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,317,186	17,494,758
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	4,070,323	$12,170,266
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,017,562	9,422,623
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	380,164	3,733,210
Alternative and specialty - 4.6%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	2,096,173	25,782,932
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,223,499	10,917,382
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	3,336,370	7,006,378

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $732,651,674)		$867,950,360
UNAFFILIATED INVESTMENT COMPANIES - 5.5%
Equity - 5.5%
Fidelity Emerging Markets Index Fund	408,518	4,260,845
Fidelity International Index Fund	174,202	8,854,703
Fidelity Mid Cap Index Fund	655,973	20,761,556
Fidelity Small Cap Index Fund	707,630	18,200,255

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $46,776,434)		$52,077,359
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	10,247	0
ICA Gruppen AB (C)(E)	440	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	49,809	23,592
Health care - 0.0%
NMC Health PLC (C)(E)	321	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	8,196	24,760
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	41,499	1,141

TOTAL COMMON STOCKS (Cost $31,532)		$49,493
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.1%
U.S. Government - 3.1%
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	$6,301,000	1,677,295
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	28,610,900	7,985,119
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	36,155,300	10,408,604
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	31,828,500	9,617,655

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $39,637,801)		$29,688,673
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2280% (G)(H)	182,958	1,828,973
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,828,896)	$1,828,973
Total investments (Cost $820,926,337) - 100.0%	$951,594,858
Other assets and liabilities, net - 0.0%	106,020
TOTAL NET ASSETS - 100.0%	$951,700,878
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.4%
Equity - 66.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	775,167	$43,471,349
Capital Appreciation, Class NAV, JHF II (Jennison)	1,920,448	30,170,242
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,842,509	36,964,935
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,417,386	34,896,055
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,735,323	43,518,984
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,877,078	44,625,260
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,382,129	48,190,475
Financial Industries, Class NAV, JHIT II (MIM US) (B)	530,354	8,862,209
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	398,694	4,836,163
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	295,943	21,586,075
Global Equity, Class NAV, JHF II (MIM US) (B)	476,108	6,265,582
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,398,382	17,745,465
International Growth, Class NAV, JHF III (Wellington)	716,622	19,312,968
International Small Company, Class NAV, JHF II (DFA)	1,593,455	17,623,610
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,348,392	114,505,275
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,088,480	32,538,520
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,437,044	42,770,127
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	330,150	5,361,636
Small Cap Value, Class NAV, JHF II (Wellington)	362,307	6,293,276
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,625,972	152,338,372
Fixed income - 19.4%
Bond, Class NAV, JHSB (MIM US) (B)	5,943,758	78,754,797
Core Bond, Class NAV, JHF II (Allspring Investments)	5,789,149	62,522,808
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,198,768	31,700,700
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	7,375,472	$22,052,661
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,244,000	11,519,440
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	894,697	8,785,921
Alternative and specialty - 5.9%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,855,691	47,425,000
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,170,731	10,658,287
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	3,616,707	7,595,084

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $874,521,426)		$1,012,891,276
UNAFFILIATED INVESTMENT COMPANIES - 4.6%
Equity - 4.6%
Fidelity International Index Fund	190,023	9,658,890
Fidelity Mid Cap Index Fund	678,183	21,464,488
Fidelity Small Cap Index Fund	748,926	19,262,384

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $44,631,457)		$50,385,762
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	10,773	0
ICA Gruppen AB (C)(E)	463	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	52,909	25,061
Health care - 0.0%
NMC Health PLC (C)(E)	338	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	8,616	26,030
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	43,631	1,200

TOTAL COMMON STOCKS (Cost $33,383)		$52,291
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.9%
U.S. Government - 3.9%
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	$9,121,200	2,428,019
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	41,365,800	11,544,930
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	53,107,583	15,198,019
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	46,059,300	13,917,793

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $58,035,837)		$43,088,761
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 5.2280% (G)(H)	151,073	1,510,229
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,510,352)	$1,510,229
Total investments (Cost $978,732,455) - 100.0%	$1,107,928,319
Other assets and liabilities, net - 0.0%	48,975
TOTAL NET ASSETS - 100.0%	$1,107,977,294
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.3%
Equity - 54.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	586,382	$32,884,323
Capital Appreciation, Class NAV, JHF II (Jennison)	1,448,470	22,755,464
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,514,903	43,433,365
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,086,757	26,755,968
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,519,230	40,080,946
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,652,807	33,423,187
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,830,328	37,027,526
Financial Industries, Class NAV, JHIT II (MIM US) (B)	486,860	8,135,424
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	894,274	10,847,539
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	155,604	11,349,720
Global Equity, Class NAV, JHF II (MIM US) (B)	1,174,524	15,456,740
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,292,409	16,400,676
International Growth, Class NAV, JHF III (Wellington)	648,185	17,468,581
International Small Company, Class NAV, JHF II (DFA)	1,568,734	17,350,194
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,275,574	103,680,541
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,746,073	27,203,825
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,013,091	35,329,755
Small Cap Value, Class NAV, JHF II (Wellington)	320,920	5,574,388
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	12,031,437	134,511,471
Fixed income - 28.2%
Bond, Class NAV, JHSB (MIM US) (B)	6,696,724	88,731,599
Core Bond, Class NAV, JHF II (Allspring Investments)	8,619,954	93,095,505
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,358,501	40,456,684
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,474,751	11,340,832
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	9,253,952	$27,669,317
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,884,836	35,973,583
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,364,445	33,038,854
Alternative and specialty - 7.4%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	5,597,057	68,843,799
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,270,937	11,150,299
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	3,222,768	6,767,813

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $930,922,103)		$1,056,737,918
UNAFFILIATED INVESTMENT COMPANIES - 4.1%
Equity - 4.1%
Fidelity International Index Fund	173,090	8,798,180
Fidelity Mid Cap Index Fund	597,654	18,915,763
Fidelity Small Cap Index Fund	792,071	20,372,065

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $41,634,074)		$48,086,008
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	10,893	0
ICA Gruppen AB (C)(E)	468	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	59,458	28,162
Health care - 0.0%
NMC Health PLC (C)(E)	342	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	8,712	26,320
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	44,116	1,213

TOTAL COMMON STOCKS (Cost $36,289)		$55,695
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.4%
U.S. Government - 5.4%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$7,217,337	6,357,103
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,741,165	3,508,754
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	3,485,190	3,355,434
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,600,450	2,596,685
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	9,897,100	2,634,560
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	44,998,700	12,558,850
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	58,075,000	16,718,978
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	49,743,600	15,031,082
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $80,206,189)		$62,761,446
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2280% (G)(H)	204,978	$2,049,107

TOTAL SHORT-TERM INVESTMENTS (Cost $2,049,405)		$2,049,107
Total investments (Cost $1,054,848,060) - 100.0%		$1,169,690,174
Other assets and liabilities, net - 0.0%		62,599
TOTAL NET ASSETS - 100.0%		$1,169,752,773
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.5%
Equity - 42.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	234,510	$13,151,303
Capital Appreciation, Class NAV, JHF II (Jennison)	579,272	9,100,361
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,062,210	39,078,460
Disciplined Value, Class NAV, JHF III (Boston Partners)	438,325	10,791,565
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,491,016	23,722,059
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,607,612	14,709,652
Equity Income, Class NAV, JHF II (T. Rowe Price)	743,271	15,036,377
Financial Industries, Class NAV, JHIT II (MIM US) (B)	308,878	5,161,345
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	982,148	11,913,451
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	87,692	6,396,248
Global Equity, Class NAV, JHF II (MIM US) (B)	974,464	12,823,951
International Dynamic Growth, Class NAV, JHIT (Axiom)	819,968	10,405,388
International Growth, Class NAV, JHF III (Wellington)	374,742	10,099,300
International Small Company, Class NAV, JHF II (DFA)	954,532	10,557,127
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,131,574	61,867,580
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	929,365	14,479,509
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,084,504	19,033,052
Small Cap Value, Class NAV, JHF II (Wellington)	234,004	4,064,656
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,292,776	70,353,239
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 39.6%
Bond, Class NAV, JHSB (MIM US) (B)	6,891,809	$91,316,474
Core Bond, Class NAV, JHF II (Allspring Investments)	8,248,101	89,079,488
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,010,388	37,828,426
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,992,574	15,322,891
High Yield, Class NAV, JHBT (MIM US) (B)	8,561,245	25,598,124
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,704,756	43,566,041
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,974,858	39,033,103
Alternative and specialty - 8.9%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	5,300,244	65,193,007
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,535,745	7,540,508
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	1,975,427	4,148,396

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $716,327,694)		$781,371,081
UNAFFILIATED INVESTMENT COMPANIES - 3.1%
Equity - 3.1%
Fidelity International Index Fund	100,361	5,101,365
Fidelity Mid Cap Index Fund	360,116	11,397,684
Fidelity Small Cap Index Fund	397,519	10,224,195

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $23,441,502)		$26,723,244
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	8,029	0
ICA Gruppen AB (C)(E)	345	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	43,019	20,376
Health care - 0.0%
NMC Health PLC (C)(E)	252	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	6,421	19,396
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	32,516	894

TOTAL COMMON STOCKS (Cost $26,404)		$40,666
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.2%
U.S. Government - 6.2%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$11,068,601	9,958,392
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	5,860,093	5,496,049
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	5,459,371	5,256,116
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	4,169,019	$4,162,983
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	6,069,900	1,615,778
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	27,084,400	7,559,083
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	34,272,200	9,866,486
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	30,582,700	9,241,210

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $64,323,812)		$53,156,097
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2280% (G)(H)	213,656	2,135,853

TOTAL SHORT-TERM INVESTMENTS (Cost $2,135,868)		$2,135,853
Total investments (Cost $806,255,280) - 100.0%		$863,426,941
Other assets and liabilities, net - 0.0%		101,258
TOTAL NET ASSETS - 100.0%		$863,528,199
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.6%
Equity - 34.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	51,808	$2,905,372
Capital Appreciation, Class NAV, JHF II (Jennison)	127,998	2,010,848
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,887,278	18,155,616
Disciplined Value, Class NAV, JHF III (Boston Partners)	96,871	2,384,966
Disciplined Value International, Class NAV, JHIT (Boston Partners)	662,223	10,535,964
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	518,230	4,741,804
Equity Income, Class NAV, JHF II (T. Rowe Price)	162,793	3,293,292
Financial Industries, Class NAV, JHIT II (MIM US) (B)	158,930	2,655,718
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	465,156	5,642,338
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	53,576	3,907,865
Global Equity, Class NAV, JHF II (MIM US) (B)	452,337	5,952,748
Global Shareholder Yield, Class NAV, JHF III (Epoch)	288,032	3,335,406
International Dynamic Growth, Class NAV, JHIT (Axiom)	388,775	4,933,559
International Growth, Class NAV, JHF III (Wellington)	163,331	4,401,775
International Small Company, Class NAV, JHF II (DFA)	396,888	4,389,579
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,650,344	$26,741,970
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	341,985	5,328,125
Mid Value, Class NAV, JHF II (T. Rowe Price)	395,259	6,936,793
Small Cap Value, Class NAV, JHF II (Wellington)	119,925	2,083,096
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,977,412	33,287,465
Fixed income - 47.0%
Bond, Class NAV, JHSB (MIM US) (B)	4,076,532	54,014,048
Core Bond, Class NAV, JHF II (Allspring Investments)	5,125,618	55,356,672
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,847,752	21,500,529
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,486,737	11,433,007
High Yield, Class NAV, JHBT (MIM US) (B)	4,816,178	14,400,373
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,367,196	31,180,231
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,142,333	21,037,712
Alternative and specialty - 9.0%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	2,796,499	34,396,941
Health Sciences, Class NAV, JHF II (T. Rowe Price)	738,350	3,625,299
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	1,017,512	2,136,775

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $380,839,113)		$402,705,886
UNAFFILIATED INVESTMENT COMPANIES - 2.3%
Equity - 2.3%
Fidelity International Index Fund	43,598	2,216,068
Fidelity Mid Cap Index Fund	154,555	4,891,660
Fidelity Small Cap Index Fund	131,099	3,371,876

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $9,097,234)		$10,479,604
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	3,589	0
ICA Gruppen AB (C)(E)	154	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	19,966	9,457
Health care - 0.0%
NMC Health PLC (C)(E)	113	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	2,869	8,666
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	14,534	400
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $12,117)		$18,523
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.8%
U.S. Government - 6.8%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$8,627,878	$7,786,843
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,582,144	4,297,490
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	4,268,803	4,109,873
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	3,283,525	3,278,771
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	2,301,100	612,542
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	10,317,500	2,879,548
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	13,055,700	3,758,553
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	11,611,900	3,508,781

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $34,760,278)		$30,232,401
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 5.2280% (G)(H)	110,586	1,105,492

TOTAL SHORT-TERM INVESTMENTS (Cost $1,105,472)		$1,105,492
Total investments (Cost $425,814,214) - 100.0%		$444,541,906
Other assets and liabilities, net - 0.0%		28,723
TOTAL NET ASSETS - 100.0%		$444,570,629
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.1%
Equity - 29.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	21,015	$1,178,547
Capital Appreciation, Class NAV, JHF II (Jennison)	51,906	815,441
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	697,372	6,708,716
Disciplined Value, Class NAV, JHF III (Boston Partners)	38,990	959,945
Disciplined Value International, Class NAV, JHIT (Boston Partners)	218,180	3,471,237
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	102,236	935,457
Equity Income, Class NAV, JHF II (T. Rowe Price)	65,524	1,325,545
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	144,050	1,747,326
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	17,238	1,257,366
Global Equity, Class NAV, JHF II (MIM US) (B)	170,700	2,246,412
Global Shareholder Yield, Class NAV, JHF III (Epoch)	133,163	1,542,027
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	118,064	$1,498,234
International Growth, Class NAV, JHF III (Wellington)	53,907	1,452,794
International Small Company, Class NAV, JHF II (DFA)	109,620	1,212,399
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	843,068	8,506,551
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	83,210	1,296,414
Mid Value, Class NAV, JHF II (T. Rowe Price)	95,868	1,682,479
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	968,736	10,830,472
Fixed income - 53.0%
Bond, Class NAV, JHSB (MIM US) (B)	1,717,008	22,750,359
Core Bond, Class NAV, JHF II (Allspring Investments)	2,102,970	22,712,072
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,138,446	8,595,264
Floating Rate Income, Class NAV, JHF II (Bain Capital)	733,818	5,643,061
High Yield, Class NAV, JHBT (MIM US) (B)	1,909,859	5,710,478
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,598,215	14,799,469
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	849,157	8,338,718
Alternative and specialty - 8.0%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,083,220	13,323,611

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $144,596,127)		$150,540,394
UNAFFILIATED INVESTMENT COMPANIES - 2.2%
Equity - 2.2%
Fidelity International Index Fund	15,315	778,451
Fidelity Mid Cap Index Fund	46,837	1,482,405
Fidelity Small Cap Index Fund	55,148	1,418,401

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,095,034)		$3,679,257
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	1,099	0
ICA Gruppen AB (C)(E)	47	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	5,942	2,814
Health care - 0.0%
NMC Health PLC (C)(E)	34	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	877	2,648
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	4,452	122
12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $3,638)		$5,584
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.6%
U.S. Government - 7.6%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$4,363,978	$3,991,405
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	2,348,748	2,202,838
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,188,121	2,106,656
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	1,688,809	1,686,363
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	589,400	156,895
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	2,639,200	736,584
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	3,339,700	961,453
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	2,974,100	898,687

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $14,030,649)		$12,740,881
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 5.2280% (G)(H)	20,251	202,443

TOTAL SHORT-TERM INVESTMENTS (Cost $202,454)		$202,443
Total investments (Cost $161,927,902) - 100.0%		$167,168,559
Other assets and liabilities, net - 0.0%		5,014
TOTAL NET ASSETS - 100.0%		$167,173,573
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.8%
Equity - 22.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	12,394	$695,075
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	478,580	4,603,941
Disciplined Value International, Class NAV, JHIT (Boston Partners)	139,394	2,217,762
Equity Income, Class NAV, JHF II (T. Rowe Price)	39,219	793,404
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	106,835	1,295,905
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	10,743	783,584
Global Equity, Class NAV, JHF II (MIM US) (B)	114,818	1,511,001
Global Shareholder Yield, Class NAV, JHF III (Epoch)	117,406	1,359,564
International Dynamic Growth, Class NAV, JHIT (Axiom)	79,230	1,005,429
International Growth, Class NAV, JHF III (Wellington)	33,799	910,883
International Small Company, Class NAV, JHF II (DFA)	52,543	581,123
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	490,445	$4,948,591
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	28,560	444,968
Mid Value, Class NAV, JHF II (T. Rowe Price)	33,018	579,474
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	524,390	5,862,681
Fixed income - 59.0%
Bond, Class NAV, JHSB (MIM US) (B)	1,300,671	17,233,896
Core Bond, Class NAV, JHF II (Allspring Investments)	1,667,411	18,008,042
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	864,515	6,527,085
Floating Rate Income, Class NAV, JHF II (Bain Capital)	655,211	5,038,569
High Yield, Class NAV, JHBT (MIM US) (B)	1,437,036	4,296,738
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,462,392	13,541,754
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	641,795	6,302,429
Alternative and specialty - 7.9%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	770,025	9,471,305

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $104,579,998)		$108,013,203
UNAFFILIATED INVESTMENT COMPANIES - 1.6%
Equity - 1.6%
Fidelity International Index Fund	11,844	602,024
Fidelity Mid Cap Index Fund	24,888	787,714
Fidelity Small Cap Index Fund	22,436	577,042

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,576,922)		$1,966,780
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	648	0
ICA Gruppen AB (C)(E)	28	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	2,849	1,349
Health care - 0.0%
NMC Health PLC (C)(E)	20	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	516	1,560
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	2,622	72

TOTAL COMMON STOCKS (Cost $1,865)		$2,981
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	13

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%
U.S. Government - 8.3%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$3,905,375	$3,615,044
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	2,127,223	1,995,074
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,981,781	1,907,998
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	1,532,628	1,530,409
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	221,800	59,042
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	947,400	264,413
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	1,199,000	345,175
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	1,073,600	324,411

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,617,071)		$10,041,566
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 5.2280% (G)(H)	31,973	319,623

TOTAL SHORT-TERM INVESTMENTS (Cost $319,634)		$319,623
Total investments (Cost $117,095,490) - 100.0%		$120,344,153
Other assets and liabilities, net - 0.0%		7,709
TOTAL NET ASSETS - 100.0%		$120,351,862
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Formerly known as Small Cap Growth Fund.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	The rate shown is the annualized seven-day yield as of 5-31-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(I)	Restricted security as to resale, excluding 144A securities.
14	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques:Investments in affiliated underlying funds and other open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$78,751,111	$78,751,111	—	—
Unaffiliated investment companies	5,716,109	5,716,109	—	—
Common stocks	685	—	—	$685
U.S. Government and Agency obligations	1,561,809	—	$1,561,809	—
Short-term investments	195,058	195,058	—	—
Total investments in securities	$86,224,772	$84,662,278	$1,561,809	$685

Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$265,940,656	$265,940,656	—	—
Unaffiliated investment companies	19,275,928	19,275,928	—	—
Common stocks	7,663	—	—	$7,663
U.S. Government and Agency obligations	5,536,468	—	$5,536,468	—
Short-term investments	601,514	601,514	—	—
Total investments in securities	$291,362,229	$285,818,098	$5,536,468	$7,663

|	15

	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$376,960,018	$376,960,018	—	—
Unaffiliated investment companies	27,251,680	27,251,680	—	—
Common stocks	15,103	—	—	$15,103
U.S. Government and Agency obligations	7,861,216	—	$7,861,216	—
Short-term investments	749,311	749,311	—	—
Total investments in securities	$412,837,328	$404,961,009	$7,861,216	$15,103

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$555,614,507	$555,614,507	—	—
Unaffiliated investment companies	40,111,988	40,111,988	—	—
Common stocks	27,211	—	—	$27,211
U.S. Government and Agency obligations	11,747,321	—	$11,747,321	—
Short-term investments	861,749	861,749	—	—
Total investments in securities	$608,362,776	$596,588,244	$11,747,321	$27,211

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$836,835,073	$836,835,073	—	—
Unaffiliated investment companies	57,004,569	57,004,569	—	—
Common stocks	46,844	—	—	$46,844
U.S. Government and Agency obligations	21,837,554	—	$21,837,554	—
Short-term investments	2,121,606	2,121,606	—	—
Total investments in securities	$917,845,646	$895,961,248	$21,837,554	$46,844

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$867,950,360	$867,950,360	—	—
Unaffiliated investment companies	52,077,359	52,077,359	—	—
Common stocks	49,493	—	—	$49,493
U.S. Government and Agency obligations	29,688,673	—	$29,688,673	—
Short-term investments	1,828,973	1,828,973	—	—
Total investments in securities	$951,594,858	$921,856,692	$29,688,673	$49,493

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,012,891,276	$1,012,891,276	—	—
Unaffiliated investment companies	50,385,762	50,385,762	—	—
Common stocks	52,291	—	—	$52,291
U.S. Government and Agency obligations	43,088,761	—	$43,088,761	—
Short-term investments	1,510,229	1,510,229	—	—
Total investments in securities	$1,107,928,319	$1,064,787,267	$43,088,761	$52,291

Multimanager 2030 Lifetime Portfolio
Investments in securities:
16	|

	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2030 Lifetime Portfolio (continued)
Assets
Affiliated investment companies	$1,056,737,918	$1,056,737,918	—	—
Unaffiliated investment companies	48,086,008	48,086,008	—	—
Common stocks	55,695	—	—	$55,695
U.S. Government and Agency obligations	62,761,446	—	$62,761,446	—
Short-term investments	2,049,107	2,049,107	—	—
Total investments in securities	$1,169,690,174	$1,106,873,033	$62,761,446	$55,695

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$781,371,081	$781,371,081	—	—
Unaffiliated investment companies	26,723,244	26,723,244	—	—
Common stocks	40,666	—	—	$40,666
U.S. Government and Agency obligations	53,156,097	—	$53,156,097	—
Short-term investments	2,135,853	2,135,853	—	—
Total investments in securities	$863,426,941	$810,230,178	$53,156,097	$40,666

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$402,705,886	$402,705,886	—	—
Unaffiliated investment companies	10,479,604	10,479,604	—	—
Common stocks	18,523	—	—	$18,523
U.S. Government and Agency obligations	30,232,401	—	$30,232,401	—
Short-term investments	1,105,492	1,105,492	—	—
Total investments in securities	$444,541,906	$414,290,982	$30,232,401	$18,523

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$150,540,394	$150,540,394	—	—
Unaffiliated investment companies	3,679,257	3,679,257	—	—
Common stocks	5,584	—	—	$5,584
U.S. Government and Agency obligations	12,740,881	—	$12,740,881	—
Short-term investments	202,443	202,443	—	—
Total investments in securities	$167,168,559	$154,422,094	$12,740,881	$5,584

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$108,013,203	$108,013,203	—	—
Unaffiliated investment companies	1,966,780	1,966,780	—	—
Common stocks	2,981	—	—	$2,981
U.S. Government and Agency obligations	10,041,566	—	$10,041,566	—
Short-term investments	319,623	319,623	—	—
Total investments in securities	$120,344,153	$110,299,606	$10,041,566	$2,981
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
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Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2065 Lifetime Portfolio
Blue Chip Growth	86,784	$3,199,965	$1,612,574	$(805,435)	$(128,353)	$988,115	—	$123,346	$4,866,866
Bond	—	383,111	18,081	(397,262)	(6,906)	2,976	$676	—	—
Capital Appreciation	214,523	2,220,546	1,242,065	(568,545)	8,841	467,250	—	147,854	3,370,157
Capital Appreciation Value	218,134	1,487,526	597,429	(94,361)	(14,703)	122,562	40,163	29,546	2,098,453
Disciplined Value	159,838	2,606,631	1,348,927	(341,039)	(25,655)	346,347	35,131	177,604	3,935,211
Disciplined Value International	244,678	2,562,607	1,417,631	(389,875)	12,083	290,373	61,419	148,839	3,892,819
Emerging Markets Debt	61,543	324,844	573,490	(448,223)	6,476	8,064	18,891	—	464,651
Emerging Markets Equity	612,383	4,000,094	1,618,597	(170,983)	(98,885)	254,481	71,464	—	5,603,304
Equity Income	270,605	3,528,781	2,069,213	(531,066)	(81,457)	488,860	61,712	239,047	5,474,331
Financial Industries	45,189	516,572	185,997	(53,180)	(14,804)	120,519	13,105	774	755,104
Fundamental Large Cap Core	46,239	2,219,883	1,122,728	(300,175)	(29,172)	359,433	14,696	150,139	3,372,697
Health Sciences	208,244	675,623	456,587	(131,071)	(5,349)	26,688	—	55,354	1,022,478
High Yield	107,678	309,709	598,996	(591,929)	5,235	(55)	17,026	—	321,956
International Dynamic Growth	125,111	1,037,149	391,999	(163,246)	(15,849)	337,605	4,123	—	1,587,658
International Growth	63,982	1,147,627	578,149	(170,359)	(37,822)	206,723	37,397	—	1,724,318
International Small Company	137,909	1,001,220	534,763	(141,800)	(24,035)	155,131	33,766	—	1,525,279
International Strategic Equity Allocation	1,105,362	7,496,446	3,830,768	(1,044,317)	(45,756)	915,963	284,748	—	11,153,104
John Hancock Collateral Trust	19,512	112,190	343,139	(263,954)	2,429	1,254	5,839	—	195,058
Mid Cap Growth	244,886	2,743,755	888,021	(211,361)	(57,966)	452,872	—	—	3,815,321
Mid Value	298,957	3,446,493	1,962,955	(528,333)	(71,544)	437,124	49,390	332,260	5,246,695
18	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Science & Technology	326,435	$518,889	$243,709	$(233,485)	$74,382	$82,019	—	—	$685,514
Short Duration Bond	31,104	709,566	1,095,146	(1,520,326)	5,378	(1,738)	$24,179	—	288,026
Small Cap Dynamic Growth	49,166	535,829	233,902	(88,624)	(18,298)	135,653	—	—	798,462
Small Cap Value	54,638	622,301	438,951	(109,219)	(31,017)	28,052	5,881	$70,716	949,068
U.S. Sector Rotation	1,413,206	8,992,666	5,321,273	(424,091)	(13,374)	1,923,165	146,695	—	15,799,639
					$(606,121)	$8,149,436	$926,301	$1,475,479	$78,946,169
Multimanager 2060 Lifetime Portfolio
Blue Chip Growth	295,541	$12,863,067	$1,996,727	$(1,463,257)	$(46,899)	$3,224,306	—	$463,139	$16,573,944
Bond	—	1,555,591	55,307	(1,587,534)	(50,204)	26,840	$2,975	—	—
Capital Appreciation	727,608	8,948,313	1,871,726	(1,175,158)	(117,090)	1,902,925	—	557,036	11,430,716
Capital Appreciation Value	772,611	6,294,595	1,050,551	(297,597)	(77,466)	462,431	153,484	112,911	7,432,514
Disciplined Value	539,613	11,329,507	1,847,655	(1,015,020)	(50,313)	1,173,434	134,111	677,997	13,285,263
Disciplined Value International	826,908	10,736,314	2,599,196	(1,191,292)	58,967	952,919	234,339	567,886	13,156,104
Emerging Markets Debt	150,330	1,318,258	1,353,746	(1,585,944)	29,467	19,467	68,163	—	1,134,994
Emerging Markets Equity	2,038,023	16,822,239	1,990,129	(715,695)	(452,992)	1,004,226	287,497	—	18,647,907
Equity Income	910,916	15,475,915	3,423,272	(1,879,530)	(264,277)	1,672,447	238,465	912,069	18,427,827
Financial Industries	157,040	2,166,428	295,293	(223,400)	(46,826)	432,637	50,578	2,986	2,624,132
Fundamental Large Cap Core	155,181	9,348,398	1,726,212	(931,625)	(121,415)	1,297,314	56,490	577,131	11,318,884
Health Sciences	703,010	2,830,594	976,923	(424,881)	(49,841)	118,983	—	211,908	3,451,778
High Yield	264,067	1,252,270	1,719,346	(2,199,466)	11,632	5,779	61,550	—	789,561
International Dynamic Growth	419,590	4,345,246	636,601	(842,405)	(93,174)	1,278,325	15,795	—	5,324,593
International Growth	215,984	4,808,103	786,249	(365,814)	(113,336)	705,555	142,685	—	5,820,757
International Small Company	464,750	4,203,325	916,126	(424,274)	(52,108)	497,067	128,694	—	5,140,136
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	3,732,995	$31,407,154	$5,854,029	$(2,604,958)	$(109,979)	$3,119,670	$1,086,436	—	$37,665,916
John Hancock Collateral Trust	60,171	534,537	702,236	(635,260)	55	(54)	23,027	—	601,514
Mid Cap Growth	855,823	11,570,053	1,307,709	(1,002,882)	(551,565)	2,010,412	—	—	13,333,727
Mid Value	1,007,642	14,513,915	3,746,732	(1,809,301)	(278,515)	1,511,292	190,682	$1,282,780	17,684,123
Science & Technology	1,090,509	2,196,027	466,352	(948,355)	238,100	337,945	—	—	2,290,069
Short Duration Bond	76,121	2,863,480	3,149,873	(5,317,716)	20,671	(11,428)	84,855	—	704,880
Small Cap Dynamic Growth	167,505	2,257,202	454,322	(414,078)	(120,176)	543,015	—	—	2,720,285
Small Cap Value	183,927	2,614,019	1,060,975	(450,054)	(131,855)	101,730	22,539	271,030	3,194,815
U.S. Sector Rotation	4,811,067	37,870,026	10,392,712	(1,479,211)	(24,020)	7,028,224	561,583	—	53,787,731
					$(2,393,159)	$29,415,461	$3,543,948	$5,636,873	$266,542,170
Multimanager 2055 Lifetime Portfolio
Blue Chip Growth	416,992	$19,204,466	$2,219,549	$(2,636,229)	$115,116	$4,482,019	—	$673,278	$23,384,921
Bond	—	2,315,156	65,935	(2,359,969)	(64,093)	42,971	$3,496	—	—
Capital Appreciation	1,028,619	13,330,639	1,973,566	(1,728,425)	(178,945)	2,762,770	—	810,707	16,159,605
Capital Appreciation Value	1,101,986	9,453,117	1,190,948	(587,929)	(149,249)	694,214	223,481	164,405	10,601,101
Disciplined Value	762,148	17,191,974	2,113,121	(2,130,496)	(74,885)	1,664,361	195,272	987,201	18,764,075
Disciplined Value International	1,169,785	16,019,941	3,096,365	(1,924,909)	115,970	1,303,907	340,890	826,098	18,611,274
Emerging Markets Debt	229,562	1,959,339	1,749,797	(2,046,818)	31,688	39,186	97,888	—	1,733,192
Emerging Markets Equity	2,907,336	25,150,198	1,835,704	(1,187,643)	(793,644)	1,597,512	424,785	—	26,602,127
Equity Income	1,289,971	23,406,956	4,010,126	(3,292,981)	(441,490)	2,413,503	348,375	1,325,231	26,096,114
Financial Industries	223,092	3,242,340	240,542	(309,385)	(43,998)	598,362	73,548	4,342	3,727,861
Fundamental Large Cap Core	218,906	13,966,436	1,670,936	(1,357,292)	(139,714)	1,826,606	82,412	841,960	15,966,972
Health Sciences	992,929	4,228,841	1,096,512	(548,034)	(63,862)	161,826	—	308,596	4,875,283
20	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
High Yield	402,712	$1,861,372	$1,669,817	$(2,350,760)	$22,130	$1,550	$86,091	—	$1,204,109
International Dynamic Growth	594,857	6,473,975	614,473	(1,245,002)	(113,788)	1,819,079	22,999	—	7,548,737
International Growth	306,259	7,160,954	789,775	(542,166)	(124,771)	969,898	207,176	—	8,253,690
International Small Company	659,971	6,282,502	993,149	(603,372)	(71,036)	698,041	187,581	—	7,299,284
International Strategic Equity Allocation	5,272,473	46,782,751	5,931,966	(3,793,491)	(152,842)	4,430,870	1,581,043	—	53,199,254
John Hancock Collateral Trust	74,956	727,201	457,537	(435,440)	118	(105)	30,088	—	749,311
Mid Cap Growth	1,214,695	17,227,621	1,054,757	(1,446,903)	(754,247)	2,843,713	—	—	18,924,941
Mid Value	1,427,322	21,656,644	4,280,061	(2,620,160)	(436,874)	2,169,826	277,233	$1,865,034	25,049,497
Science & Technology	1,549,777	3,278,499	500,880	(1,349,632)	320,227	504,557	—	—	3,254,531
Short Duration Bond	116,208	4,277,238	4,348,916	(7,562,969)	35,024	(22,121)	120,597	—	1,076,088
Small Cap Dynamic Growth	236,802	3,371,811	362,904	(482,836)	(146,169)	739,956	—	—	3,845,666
Small Cap Value	260,246	3,911,663	1,187,252	(524,630)	(149,012)	95,204	32,808	394,518	4,520,477
U.S. Sector Rotation	6,821,218	56,762,526	11,820,440	(2,418,435)	(33,445)	10,130,133	817,696	—	76,261,219
					$(3,291,791)	$41,967,838	$5,153,459	$8,201,370	$377,709,329
Multimanager 2050 Lifetime Portfolio
Blue Chip Growth	614,767	$29,744,573	$2,356,102	$(4,537,655)	$458,997	$6,454,126	—	$1,027,710	$34,476,143
Bond	—	3,515,218	99,837	(3,569,012)	(116,633)	70,590	$6,107	—	—
Capital Appreciation	1,518,973	20,579,184	2,701,479	(3,324,711)	(349,462)	4,256,572	—	1,238,692	23,863,062
Capital Appreciation Value	1,635,683	14,590,200	1,463,955	(1,125,834)	(273,823)	1,080,777	340,562	250,536	15,735,275
Disciplined Value	1,124,149	26,393,247	2,700,925	(3,759,706)	(8,371)	2,350,446	297,496	1,503,990	27,676,541
Disciplined Value International	1,722,841	24,708,193	3,630,227	(2,994,834)	192,064	1,874,758	519,958	1,260,043	27,410,408
Emerging Markets Debt	264,156	2,943,634	2,158,570	(3,209,096)	39,497	61,776	145,846	—	1,994,381
Emerging Markets Equity	4,260,384	38,772,726	1,703,299	(2,689,120)	(1,785,776)	2,981,380	649,118	—	38,982,509
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Equity Income	1,900,351	$35,680,809	$5,067,425	$(5,181,033)	$(409,107)	$3,286,006	$529,418	$2,023,211	$38,444,100
Financial Industries	329,958	4,966,783	239,599	(525,278)	(33,321)	865,814	111,787	6,599	5,513,597
Fundamental Large Cap Core	325,187	21,672,320	2,189,555	(2,664,515)	(291,522)	2,813,332	125,092	1,277,990	23,719,170
Health Sciences	1,462,497	6,568,934	1,296,558	(825,639)	(78,952)	219,957	—	470,483	7,180,858
High Yield	464,012	2,796,452	2,032,251	(3,479,183)	32,725	5,151	126,947	—	1,387,396
International Dynamic Growth	884,142	9,995,321	783,016	(2,106,667)	(224,345)	2,772,443	35,050	—	11,219,768
International Growth	451,778	10,969,518	821,022	(883,295)	(88,876)	1,357,060	316,595	—	12,175,429
International Small Company	973,164	9,643,555	1,066,014	(879,953)	(80,733)	1,014,309	285,951	—	10,763,192
International Strategic Equity Allocation	7,762,957	71,664,766	6,666,517	(6,422,239)	(212,223)	6,631,411	2,410,617	—	78,328,232
John Hancock Collateral Trust	86,203	973,642	1,047,910	(1,159,855)	126	(74)	37,512	—	861,749
Mid Cap Growth	1,811,814	26,536,001	1,546,169	(2,998,763)	(1,569,827)	4,714,476	—	—	28,228,056
Mid Value	2,093,290	33,162,528	4,830,218	(3,812,419)	(596,975)	3,153,887	421,160	2,833,279	36,737,239
Science & Technology	2,282,052	5,050,454	638,602	(2,130,987)	446,171	788,069	—	—	4,792,309
Short Duration Bond	133,758	6,425,953	5,501,113	(10,705,595)	54,857	(37,731)	177,633	—	1,238,597
Small Cap Dynamic Growth	350,236	5,150,524	513,368	(857,450)	(252,453)	1,133,845	—	—	5,687,834
Small Cap Value	381,959	6,026,654	1,485,714	(785,553)	(208,483)	116,289	49,901	600,056	6,634,621
U.S. Sector Rotation	10,145,420	87,959,137	14,697,349	(4,433,619)	(85,123)	15,288,046	1,246,066	—	113,425,790
					$(5,441,568)	$63,252,715	$7,832,816	$12,492,589	$556,476,256
Multimanager 2045 Lifetime Portfolio
Blue Chip Growth	875,958	$44,532,104	$2,158,887	$(7,522,307)	$892,025	$9,063,016	—	$1,498,233	$49,123,725
Bond	1,504,621	17,616,953	15,798,848	(13,160,381)	(700,466)	381,274	$584,384	—	19,936,228
Capital Appreciation	2,164,351	30,648,014	3,279,401	(5,591,835)	(492,915)	6,159,293	—	1,799,310	34,001,958
Capital Appreciation Value	2,449,305	22,411,770	1,840,345	(1,913,404)	(257,994)	1,481,594	517,509	380,707	23,562,311
Disciplined Value	1,601,621	38,686,493	3,361,205	(6,019,108)	299,058	3,104,250	425,166	2,149,428	39,431,898
22	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	2,585,569	$38,233,440	$4,272,550	$(4,413,843)	$97,052	$2,947,199	$778,845	$1,887,421	$41,136,398
Diversified Real Assets	855,877	8,225,408	2,408,333	(858,953)	(24,558)	777,051	219,334	—	10,527,281
Emerging Markets Debt	1,126,986	11,540,321	1,505,707	(4,930,365)	(566,324)	959,404	454,885	—	8,508,743
Emerging Markets Equity	5,710,560	54,150,969	1,212,186	(4,732,243)	(1,871,049)	3,491,765	892,568	—	52,251,628
Equity Income	2,710,820	53,192,844	5,686,869	(8,123,815)	(222,903)	4,306,890	764,782	2,888,209	54,839,885
Financial Industries	478,880	7,408,017	253,069	(869,113)	(14,390)	1,224,499	163,367	9,644	8,002,082
Fundamental Large Cap Core	457,628	31,973,097	2,190,515	(4,326,651)	461,119	3,081,315	179,356	1,832,375	33,379,395
Health Sciences	2,165,349	9,906,087	1,773,921	(1,261,922)	(46,713)	260,489	—	696,421	10,631,862
High Yield	1,979,641	6,762,363	1,919,052	(2,839,503)	(182,659)	259,873	309,307	—	5,919,126
International Dynamic Growth	1,308,558	15,310,880	754,016	(3,278,452)	(283,050)	4,102,201	52,573	—	16,605,595
International Growth	676,540	16,892,696	909,815	(1,473,563)	5,255	1,898,541	474,612	—	18,232,744
International Small Company	1,460,375	14,961,827	1,126,686	(1,319,100)	1,576	1,380,760	434,335	—	16,151,749
International Strategic Equity Allocation	11,425,587	108,374,220	6,526,832	(9,018,191)	(451,260)	9,852,567	3,559,112	—	115,284,168
John Hancock Collateral Trust	212,231	2,275,967	1,203,236	(1,357,665)	50	18	88,334	—	2,121,606
Mid Cap Growth	2,491,534	38,062,513	2,135,345	(5,751,378)	(2,406,796)	6,778,417	—	—	38,818,101
Mid Value	2,912,299	47,963,224	5,911,704	(6,313,070)	309,356	3,239,633	585,588	3,939,437	51,110,847
Science & Technology	3,301,663	7,551,448	892,159	(3,317,057)	91,718	1,715,225	—	—	6,933,493
Short Duration Bond	557,017	9,652,306	4,489,035	(9,033,280)	48,100	1,813	312,024	—	5,157,974
Small Cap Dynamic Growth	472,353	7,262,102	588,853	(1,363,759)	(134,599)	1,318,421	—	—	7,671,018
Small Cap Value	517,965	8,438,691	1,841,305	(1,148,105)	49,348	(184,194)	67,416	810,669	8,997,045
U.S. Sector Rotation	14,366,710	131,800,722	14,886,125	(8,061,664)	(221,111)	22,215,747	1,815,989	—	160,619,819
					$(5,622,130)	$89,817,061	$12,679,486	$17,891,854	$838,956,679
|	23

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2040 Lifetime Portfolio
Blue Chip Growth	798,889	$41,606,656	$2,278,896	$(8,265,389)	$1,178,986	$8,002,538	—	$1,376,264	$44,801,687
Bond	2,931,134	34,215,819	13,784,000	(8,910,029)	(1,983,549)	1,731,281	$1,219,276	—	38,837,522
Capital Appreciation	1,973,448	28,691,199	2,795,566	(5,730,524)	(312,980)	5,559,612	—	1,643,065	31,002,873
Capital Appreciation Value	2,288,260	21,443,872	1,323,710	(1,885,595)	(289,982)	1,421,052	486,734	358,068	22,013,057
Core Bond	2,409,217	22,032,479	11,077,340	(6,788,412)	(1,163,524)	861,661	683,717	—	26,019,544
Disciplined Value	1,463,140	36,009,758	3,265,777	(6,316,973)	307,338	2,756,598	389,623	1,969,743	36,022,498
Disciplined Value International	2,485,376	38,000,548	3,484,983	(4,849,464)	106,103	2,800,156	760,092	1,841,974	39,542,326
Diversified Real Assets	2,096,173	22,671,612	3,954,976	(2,691,256)	(15,419)	1,863,019	564,212	—	25,782,932
Emerging Markets Debt	2,317,186	18,664,152	2,072,795	(3,882,146)	(969,208)	1,609,165	820,660	—	17,494,758
Emerging Markets Equity	4,962,856	47,316,286	1,166,615	(4,482,750)	(1,505,719)	2,915,701	779,218	—	45,410,133
Equity Income	2,461,305	49,599,364	5,341,994	(8,816,939)	(112,442)	3,780,225	701,925	2,645,078	49,792,202
Financial Industries	485,419	7,633,489	287,492	(1,042,202)	(12,020)	1,244,585	167,378	9,880	8,111,344
Fundamental Global Franchise	216,809	3,108,390	206,641	(883,419)	50,865	147,416	15,401	157,308	2,629,893
Fundamental Large Cap Core	348,372	24,739,483	1,762,917	(3,798,712)	597,728	2,108,834	138,367	1,413,619	25,410,250
Global Equity	196,067	3,087,179	86,945	(919,425)	162,226	163,313	35,708	39,836	2,580,238
Health Sciences	2,223,499	10,463,849	1,534,296	(1,275,899)	(64,442)	259,578	—	726,850	10,917,382
High Yield	4,070,323	13,405,390	2,486,969	(3,872,677)	(541,250)	691,834	601,080	—	12,170,266
International Dynamic Growth	1,286,580	15,505,131	809,301	(3,763,696)	(396,317)	4,172,285	52,533	—	16,326,704
International Growth	654,590	16,602,046	691,055	(1,495,126)	30,207	1,813,023	464,268	—	17,641,205
International Small Company	1,505,185	15,868,237	1,065,879	(1,715,984)	41,607	1,387,602	455,151	—	16,647,341
International Strategic Equity Allocation	11,022,037	107,109,537	4,098,397	(9,134,905)	(431,274)	9,570,598	3,478,490	—	111,212,353
John Hancock Collateral Trust	182,958	2,107,588	1,638,365	(1,917,083)	203	(100)	78,815	—	1,828,973
24	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Growth	2,177,527	$33,965,367	$1,901,480	$(5,810,784)	$(1,680,123)	$5,549,923	—	—	$33,925,863
Mid Value	2,542,669	43,103,977	4,506,401	(6,097,835)	397,173	2,714,128	$517,371	$3,480,519	44,623,844
Science & Technology	3,336,370	7,770,512	792,837	(3,389,405)	120,637	1,711,797	—	—	7,006,378
Short Duration Bond	1,017,562	11,152,200	2,969,270	(4,755,633)	20,384	36,402	365,881	—	9,422,623
Small Cap Dynamic Growth	382,239	5,978,300	449,670	(1,184,076)	(85,974)	1,049,644	—	—	6,207,564
Small Cap Value	419,453	7,058,368	1,385,340	(1,044,937)	51,662	(164,537)	55,198	663,754	7,285,896
Strategic Income Opportunities	380,164	4,547,017	795,577	(1,630,686)	(94,470)	115,772	98,277	—	3,733,210
U.S. Sector Rotation	13,897,896	131,401,432	13,286,700	(10,717,782)	(216,005)	21,624,129	1,789,692	—	155,378,474
					$(6,809,579)	$87,497,234	$14,719,067	$16,325,958	$869,779,333
Multimanager 2035 Lifetime Portfolio
Blue Chip Growth	775,167	$41,556,348	$1,871,259	$(8,895,767)	$1,581,307	$7,358,202	—	$1,348,323	$43,471,349
Bond	5,943,758	68,509,406	18,375,802	(7,714,058)	(2,026,886)	1,610,533	$2,429,772	—	78,754,797
Capital Appreciation	1,920,448	28,774,474	2,448,784	(6,147,048)	22,327	5,071,705	—	1,613,363	30,170,242
Capital Appreciation Value	3,842,509	34,264,616	3,424,076	(2,647,801)	(434,606)	2,358,650	808,362	594,675	36,964,935
Core Bond	5,789,149	52,512,132	17,254,797	(6,609,597)	(1,439,842)	805,318	1,665,342	—	62,522,808
Disciplined Value	1,417,386	35,208,314	2,621,724	(6,020,631)	424,319	2,662,329	384,968	1,946,206	34,896,055
Disciplined Value International	2,735,323	41,815,828	3,321,203	(4,907,971)	207,437	3,082,487	846,475	2,051,312	43,518,984
Diversified Real Assets	3,855,691	42,333,353	5,270,403	(3,595,170)	27,824	3,388,590	1,059,980	—	47,425,000
Emerging Markets Debt	4,198,768	30,913,616	3,235,513	(3,528,946)	(1,029,632)	2,110,149	1,436,806	—	31,700,700
Emerging Markets Equity	4,877,078	45,832,871	835,909	(3,425,955)	(1,134,899)	2,517,334	758,937	—	44,625,260
Equity Income	2,382,129	48,471,698	3,958,170	(7,952,311)	53,982	3,658,936	691,460	2,612,485	48,190,475
Financial Industries	530,354	8,404,512	273,446	(1,180,035)	(171)	1,364,457	183,809	10,850	8,862,209
Fundamental Global Franchise	398,694	5,114,927	326,493	(948,704)	90,017	253,430	29,112	297,357	4,836,163
Fundamental Large Cap Core	295,943	21,286,268	1,449,543	(3,522,219)	680,999	1,691,484	118,445	1,210,090	21,586,075
|	25

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Equity	476,108	$6,461,128	$225,559	$(1,178,842)	$170,257	$587,480	$86,890	$96,934	$6,265,582
Health Sciences	2,170,731	10,211,863	1,305,766	(1,061,625)	3,636	198,647	—	711,886	10,658,287
High Yield	7,375,472	24,330,023	2,512,638	(5,072,861)	(770,624)	1,053,485	1,081,622	—	22,052,661
International Dynamic Growth	1,398,382	17,050,816	484,302	(3,937,783)	(413,283)	4,561,413	57,712	—	17,745,465
International Growth	716,622	18,421,305	619,776	(1,773,934)	71,792	1,974,029	511,484	—	19,312,968
International Small Company	1,593,455	16,933,341	836,633	(1,683,699)	122,337	1,414,998	486,313	—	17,623,610
International Strategic Equity Allocation	11,348,392	111,102,411	3,763,568	(9,808,383)	(448,788)	9,896,467	3,606,266	—	114,505,275
John Hancock Collateral Trust	151,073	2,000,446	2,495,952	(2,986,337)	471	(303)	70,669	—	1,510,229
Mid Cap Growth	2,088,480	32,512,015	2,205,341	(5,960,632)	(1,130,697)	4,912,493	—	—	32,538,520
Mid Value	2,437,044	41,379,794	4,548,687	(6,217,114)	529,761	2,528,999	500,031	3,363,866	42,770,127
Science & Technology	3,616,707	8,466,671	1,139,520	(4,046,527)	127,443	1,907,977	—	—	7,595,084
Short Duration Bond	1,244,000	14,209,658	2,795,091	(5,555,114)	30,587	39,218	449,651	—	11,519,440
Small Cap Dynamic Growth	330,150	5,186,894	429,992	(1,095,455)	(23,308)	863,513	—	—	5,361,636
Small Cap Value	362,307	6,088,594	1,113,719	(811,528)	41,398	(138,907)	48,077	578,126	6,293,276
Strategic Income Opportunities	894,697	12,195,766	844,868	(4,376,407)	(204,074)	325,768	253,405	—	8,785,921
U.S. Sector Rotation	13,625,972	129,251,234	15,618,286	(13,753,680)	139,896	21,082,636	1,770,712	—	152,338,372
					$(4,731,020)	$89,141,517	$19,336,300	$16,435,473	$1,014,401,505
Multimanager 2030 Lifetime Portfolio
Blue Chip Growth	586,382	$33,059,201	$1,515,532	$(8,705,703)	$2,210,515	$4,804,778	—	$1,067,987	$32,884,323
Bond	6,696,724	83,381,529	13,785,485	(8,078,991)	(2,031,354)	1,674,930	$2,867,439	—	88,731,599
Capital Appreciation	1,448,470	22,767,524	2,367,220	(6,420,232)	863,257	3,177,695	—	1,274,997	22,755,464
Capital Appreciation Value	4,514,903	41,657,482	3,982,757	(4,516,490)	(559,271)	2,868,887	988,562	727,240	43,433,365
Core Bond	8,619,954	85,320,264	17,056,025	(8,423,169)	(1,856,522)	998,907	2,655,552	—	93,095,505
Disciplined Value	1,086,757	28,559,367	1,989,099	(6,246,443)	721,397	1,732,548	309,968	1,567,044	26,755,968
26	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	2,519,230	$40,573,279	$2,879,147	$(6,471,224)	$449,717	$2,650,027	$813,988	$1,972,584	$40,080,946
Diversified Real Assets	5,597,057	64,630,624	6,455,181	(7,312,680)	211,680	4,858,994	1,587,738	—	68,843,799
Emerging Markets Debt	5,358,501	40,634,549	4,123,389	(5,744,108)	(1,615,210)	3,058,064	1,883,386	—	40,456,684
Emerging Markets Equity	3,652,807	36,865,236	615,017	(5,164,122)	(1,138,806)	2,245,862	596,515	—	33,423,187
Equity Income	1,830,328	39,373,638	3,189,182	(8,521,049)	421,853	2,563,902	554,023	2,098,733	37,027,526
Financial Industries	486,860	8,058,923	387,346	(1,624,176)	39,140	1,274,191	175,958	10,387	8,135,424
Floating Rate Income	1,474,751	8,138,620	4,350,365	(1,182,642)	(93,465)	127,954	622,495	—	11,340,832
Fundamental Global Franchise	894,274	12,203,714	871,009	(3,034,542)	251,544	555,814	66,912	683,443	10,847,539
Fundamental Large Cap Core	155,604	11,882,902	914,109	(2,741,743)	631,913	662,539	65,452	668,691	11,349,720
Global Equity	1,174,524	16,798,108	472,425	(3,762,161)	344,763	1,603,605	223,306	249,119	15,456,740
Health Sciences	2,270,937	11,276,405	1,399,055	(1,758,465)	77,456	155,848	—	774,775	11,150,299
High Yield	9,253,952	33,040,456	2,499,297	(8,262,230)	(1,241,918)	1,633,712	1,430,000	—	27,669,317
International Dynamic Growth	1,292,409	16,638,840	595,825	(4,782,766)	(522,279)	4,471,056	56,031	—	16,400,676
International Growth	648,185	17,554,512	717,581	(2,725,581)	240,614	1,681,455	485,594	—	17,468,581
International Small Company	1,568,734	17,562,670	857,954	(2,615,075)	275,095	1,269,550	499,235	—	17,350,194
International Strategic Equity Allocation	10,275,574	106,776,029	3,572,488	(15,572,709)	(472,500)	9,377,233	3,431,877	—	103,680,541
John Hancock Collateral Trust	204,978	2,584,433	4,167,071	(4,702,597)	689	(489)	94,885	—	2,049,107
Mid Cap Growth	1,746,073	28,480,796	2,067,025	(6,576,121)	(896,589)	4,128,714	—	—	27,203,825
Mid Value	2,013,091	36,249,350	4,355,316	(7,875,397)	692,226	1,908,260	430,256	2,894,473	35,329,755
Science & Technology	3,222,768	8,195,913	811,639	(4,149,533)	100,266	1,809,528	—	—	6,767,813
Short Duration Bond	3,884,836	38,701,188	6,577,174	(9,529,686)	(475,920)	700,827	1,380,355	—	35,973,583
|	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Value	320,920	$5,719,576	$960,155	$(1,016,546)	$29,824	$(118,621)	$44,360	$533,425	$5,574,388
Strategic Income Opportunities	3,364,445	37,472,783	2,609,900	(7,379,660)	(542,290)	878,121	905,937	—	33,038,854
U.S. Sector Rotation	12,031,437	116,213,565	17,024,854	(17,788,315)	375,315	18,686,052	1,596,142	—	134,511,471
					$(3,508,860)	$81,439,943	$23,765,966	$14,522,898	$1,058,787,025
Multimanager 2025 Lifetime Portfolio
Blue Chip Growth	234,510	$15,352,559	$1,130,691	$(6,358,469)	$3,779,968	$(753,446)	—	$458,218	$13,151,303
Bond	6,891,809	93,134,954	10,540,647	(12,085,778)	(2,712,404)	2,439,055	$3,071,925	—	91,316,474
Capital Appreciation	579,272	10,682,834	1,096,029	(4,459,575)	1,168,187	612,886	—	547,025	9,100,361
Capital Appreciation Value	4,062,210	41,900,906	2,921,060	(7,979,755)	(620,902)	2,857,151	953,240	701,255	39,078,460
Core Bond	8,248,101	88,962,709	11,703,070	(10,801,325)	(2,291,760)	1,506,794	2,673,448	—	89,079,488
Disciplined Value	438,325	12,153,588	1,267,715	(3,612,701)	443,308	539,655	127,822	646,205	10,791,565
Disciplined Value International	1,491,016	26,006,219	1,783,154	(5,933,858)	699,752	1,166,792	506,755	1,228,048	23,722,059
Diversified Real Assets	5,300,244	64,991,100	5,114,080	(9,660,711)	450,896	4,297,642	1,552,822	—	65,193,007
Emerging Markets Debt	5,010,388	39,086,449	4,651,942	(7,298,651)	(1,886,789)	3,275,475	1,800,223	—	37,828,426
Emerging Markets Equity	1,607,612	17,280,851	410,580	(3,499,570)	(223,837)	741,628	280,579	—	14,709,652
Equity Income	743,271	16,734,268	1,909,380	(4,796,088)	746,518	442,299	228,677	867,513	15,036,377
Financial Industries	308,878	5,469,315	194,126	(1,353,793)	46,552	805,145	115,943	6,844	5,161,345
Floating Rate Income	1,992,574	11,978,847	4,923,009	(1,625,251)	(49,187)	95,473	866,584	—	15,322,891
Fundamental Global Franchise	982,148	14,268,319	967,398	(4,213,091)	356,204	534,621	79,777	814,847	11,913,451
Fundamental Large Cap Core	87,692	7,372,626	498,250	(2,225,610)	247,630	503,352	38,762	396,013	6,396,248
Global Equity	974,464	15,217,572	422,887	(4,509,809)	728,645	964,656	199,890	222,996	12,823,951
Health Sciences	1,535,745	8,101,306	967,019	(1,683,757)	109,514	46,426	—	546,380	7,540,508
High Yield	8,561,245	32,763,641	1,848,300	(9,426,841)	(1,338,221)	1,751,245	1,386,373	—	25,598,124
International Dynamic Growth	819,968	11,485,190	331,762	(4,009,880)	(213,450)	2,811,766	37,724	—	10,405,388
International Growth	374,742	10,982,310	395,824	(2,420,135)	297,047	844,254	296,188	—	10,099,300
28	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Small Company	954,532	$11,522,671	$482,365	$(2,408,708)	$546,195	$414,604	$318,990	—	$10,557,127
International Strategic Equity Allocation	6,131,574	68,689,920	2,446,915	(14,732,305)	(467,189)	5,930,239	2,165,661	—	61,867,580
John Hancock Collateral Trust	213,656	2,543,441	5,025,041	(5,432,757)	284	(156)	95,261	—	2,135,853
Mid Cap Growth	929,365	16,495,236	1,119,442	(4,944,795)	73,227	1,736,399	—	—	14,479,509
Mid Value	1,084,504	20,865,027	2,456,354	(5,682,110)	745,513	648,268	243,482	$1,637,979	19,033,052
Science & Technology	1,975,427	5,535,004	440,108	(3,055,699)	14,433	1,214,550	—	—	4,148,396
Short Duration Bond	4,704,756	48,614,837	4,823,001	(10,167,763)	(911,742)	1,207,708	1,722,213	—	43,566,041
Small Cap Value	234,004	4,460,772	681,088	(1,008,208)	62,026	(131,022)	33,941	408,135	4,064,656
Strategic Income Opportunities	3,974,858	45,064,377	1,575,971	(8,039,448)	(547,207)	979,410	1,094,492	—	39,033,103
U.S. Sector Rotation	6,292,776	60,705,356	14,246,772	(14,474,213)	381,606	9,493,718	840,392	—	70,353,239
					$(365,183)	$46,976,587	$20,731,164	$8,481,458	$783,506,934
Multimanager 2020 Lifetime Portfolio
Blue Chip Growth	51,808	$3,281,171	$213,685	$(1,246,962)	$649,904	$7,574	—	$98,863	$2,905,372
Bond	4,076,532	58,987,169	4,109,359	(8,994,995)	(1,856,047)	1,768,562	$1,865,633	—	54,014,048
Capital Appreciation	127,998	2,286,018	232,335	(893,388)	191,220	194,663	—	118,016	2,010,848
Capital Appreciation Value	1,887,278	21,062,297	1,030,290	(5,032,854)	(365,167)	1,461,050	469,641	345,493	18,155,616
Core Bond	5,125,618	59,566,089	4,942,774	(8,719,295)	(1,698,573)	1,265,677	1,726,553	—	55,356,672
Disciplined Value	96,871	2,656,112	374,654	(859,153)	40,275	173,078	27,823	140,660	2,384,966
Disciplined Value International	662,223	11,699,435	941,787	(2,914,131)	247,581	561,292	226,382	548,604	10,535,964
Diversified Real Assets	2,796,499	36,555,130	2,956,869	(7,595,787)	688,911	1,791,818	848,924	—	34,396,941
Emerging Markets Debt	2,847,752	22,889,265	2,668,708	(4,867,521)	(1,125,814)	1,935,891	1,030,731	—	21,500,529
Emerging Markets Equity	518,230	5,849,633	160,793	(1,440,010)	(20,738)	192,126	90,263	—	4,741,804
Equity Income	162,793	3,659,356	551,557	(1,173,645)	204,369	51,655	49,725	188,288	3,293,292
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Financial Industries	158,930	$2,924,371	$128,002	$(839,635)	$25,024	$417,956	$60,651	$3,580	$2,655,718
Floating Rate Income	1,486,737	9,255,436	3,747,692	(1,604,880)	(6,059)	40,818	648,463	—	11,433,007
Fundamental Global Franchise	465,156	7,393,786	520,522	(2,730,280)	325,942	132,368	38,595	394,210	5,642,338
Fundamental Large Cap Core	53,576	4,392,893	401,974	(1,338,275)	102,729	348,544	23,451	239,583	3,907,865
Global Equity	452,337	7,719,853	211,508	(2,813,870)	549,708	285,549	95,237	106,246	5,952,748
Global Shareholder Yield	288,032	4,034,170	137,281	(1,161,396)	200,419	124,932	67,428	59,046	3,335,406
Health Sciences	738,350	4,006,886	560,774	(1,019,852)	73,077	4,414	—	267,109	3,625,299
High Yield	4,816,178	19,434,227	963,375	(6,249,198)	(849,071)	1,101,040	797,936	—	14,400,373
International Dynamic Growth	388,775	5,536,810	259,611	(2,085,459)	199,079	1,023,518	17,822	—	4,933,559
International Growth	163,331	4,921,717	191,284	(1,202,844)	(16,280)	507,898	129,470	—	4,401,775
International Small Company	396,888	4,873,952	243,392	(1,123,865)	279,144	116,956	132,984	—	4,389,579
International Strategic Equity Allocation	2,650,344	30,624,017	1,157,092	(7,381,587)	(286,802)	2,629,250	942,014	—	26,741,970
John Hancock Collateral Trust	110,586	1,430,971	3,329,291	(3,654,854)	142	(58)	51,541	—	1,105,492
Mid Cap Growth	341,985	6,173,348	630,648	(2,136,505)	367,757	292,877	—	—	5,328,125
Mid Value	395,259	7,856,811	981,517	(2,411,133)	505,179	4,419	88,948	598,383	6,936,793
Science & Technology	1,017,512	2,924,371	374,436	(1,804,148)	60,317	581,799	—	—	2,136,775
Short Duration Bond	3,367,196	35,248,009	2,907,703	(7,199,711)	(623,735)	847,965	1,237,044	—	31,180,231
Small Cap Value	119,925	2,368,253	451,983	(705,165)	20,729	(52,704)	17,573	211,315	2,083,096
Strategic Income Opportunities	2,142,333	24,810,893	984,129	(5,007,700)	(251,643)	502,033	593,591	—	21,037,712
U.S. Sector Rotation	2,977,412	26,919,510	9,722,166	(7,849,953)	148,614	4,347,128	381,925	—	33,287,465
					$(2,219,809)	$22,660,088	$11,660,348	$3,319,396	$403,811,378
Multimanager 2015 Lifetime Portfolio
Blue Chip Growth	21,015	$1,277,544	$187,036	$(565,809)	$256,941	$22,835	—	$40,002	$1,178,547
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Bond	1,717,008	$24,055,532	$1,696,935	$(2,958,317)	$(625,853)	$582,062	$785,975	—	$22,750,359
Capital Appreciation	51,906	889,328	173,390	(413,592)	82,261	84,054	—	$47,749	815,441
Capital Appreciation Value	697,372	7,561,821	395,651	(1,666,729)	(71,073)	489,046	173,010	127,276	6,708,716
Core Bond	2,102,970	23,686,633	2,023,857	(2,816,497)	(575,128)	393,207	706,191	—	22,712,072
Disciplined Value	38,990	1,040,417	179,657	(348,702)	16,488	72,085	11,009	55,656	959,945
Disciplined Value International	218,180	3,889,538	294,002	(996,224)	122,567	161,354	74,997	181,745	3,471,237
Diversified Real Assets	1,083,220	13,151,344	1,194,390	(1,990,036)	149,804	818,109	314,167	—	13,323,611
Emerging Markets Debt	1,138,446	8,680,489	1,006,939	(1,415,596)	(316,853)	640,285	407,916	—	8,595,264
Emerging Markets Equity	102,236	876,467	106,766	(75,045)	(780)	28,049	14,562	—	935,457
Equity Income	65,524	1,433,661	275,359	(489,504)	74,738	31,291	19,832	74,336	1,325,545
Floating Rate Income	733,818	4,351,132	1,725,483	(450,085)	(2,017)	18,548	317,468	—	5,643,061
Fundamental Global Franchise	144,050	2,254,431	190,962	(846,544)	103,750	44,727	11,958	122,137	1,747,326
Fundamental Large Cap Core	17,238	1,379,101	140,755	(411,974)	52,112	97,372	7,507	76,698	1,257,366
Global Equity	170,700	2,830,795	80,745	(986,840)	200,879	120,833	35,942	40,096	2,246,412
Global Shareholder Yield	133,163	1,819,045	66,518	(498,108)	89,431	65,141	31,364	27,394	1,542,027
High Yield	1,909,859	7,405,322	359,324	(2,152,267)	(289,598)	387,697	315,773	—	5,710,478
International Dynamic Growth	118,064	1,630,856	87,665	(598,944)	64,432	314,225	5,420	—	1,498,234
International Growth	53,907	1,569,642	63,053	(347,190)	33,200	134,089	42,785	—	1,452,794
International Small Company	109,620	1,315,052	94,943	(310,961)	69,877	43,488	36,831	—	1,212,399
International Strategic Equity Allocation	843,068	9,434,723	449,681	(2,143,518)	(57,100)	822,765	299,855	—	8,506,551
John Hancock Collateral Trust	20,251	353,423	756,561	(907,593)	112	(60)	11,155	—	202,443
Mid Cap Growth	83,210	1,476,594	153,325	(500,344)	114,070	52,769	—	—	1,296,414
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Value	95,868	$1,871,781	$273,329	$(595,487)	$126,120	$6,736	$21,587	$145,224	$1,682,479
Short Duration Bond	1,598,215	15,734,061	1,249,932	(2,289,014)	(201,056)	305,546	581,889	—	14,799,469
Strategic Income Opportunities	849,157	9,350,233	313,794	(1,421,261)	(65,534)	161,486	233,129	—	8,338,718
U.S. Sector Rotation	968,736	8,189,876	3,182,401	(2,017,437)	54,720	1,420,912	122,064	—	10,830,472
					$(593,490)	$7,318,651	$4,582,386	$938,313	$150,742,837
Multimanager 2010 Lifetime Portfolio
Blue Chip Growth	12,394	$959,653	$233,767	$(652,879)	$73,605	$80,929	—	$24,184	$695,075
Bond	1,300,671	19,002,554	1,712,480	(3,443,941)	(655,619)	618,422	$605,448	—	17,233,896
Capital Appreciation Value	478,580	5,379,503	430,913	(1,492,270)	(55,055)	340,850	121,623	89,472	4,603,941
Core Bond	1,667,411	19,614,789	1,858,555	(3,311,163)	(657,012)	502,873	575,267	—	18,008,042
Disciplined Value International	139,394	2,446,508	316,306	(722,347)	80,705	96,590	48,214	116,839	2,217,762
Diversified Real Assets	770,025	9,768,837	1,270,278	(2,265,936)	125,361	572,765	227,790	—	9,471,305
Emerging Markets Debt	864,515	6,775,526	1,021,435	(1,512,775)	(331,833)	574,732	312,155	—	6,527,085
Equity Income	39,219	642,019	409,371	(333,202)	36,931	38,285	11,259	47,872	793,404
Floating Rate Income	655,211	4,046,133	1,727,828	(750,786)	(3,323)	18,717	285,885	—	5,038,569
Fundamental Global Franchise	106,835	1,724,395	184,801	(719,361)	76,968	29,102	9,165	93,616	1,295,905
Fundamental Large Cap Core	10,743	870,990	134,833	(313,678)	32,329	59,110	4,711	48,126	783,584
Global Equity	114,818	1,983,725	94,931	(785,111)	146,466	70,990	25,115	28,018	1,511,001
Global Shareholder Yield	117,406	1,658,228	75,279	(509,583)	83,496	52,144	28,194	24,576	1,359,564
High Yield	1,437,036	5,827,415	387,115	(1,993,246)	(272,412)	347,866	242,290	—	4,296,738
International Dynamic Growth	79,230	1,080,564	180,424	(506,990)	42,166	209,265	3,670	—	1,005,429
International Growth	33,799	978,163	125,679	(296,436)	20,485	82,992	27,115	—	910,883
International Small Company	52,543	651,256	65,672	(189,834)	37,363	16,666	17,874	—	581,123
32	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	490,445	$6,105,310	$460,692	$(2,076,347)	$(69,484)	$528,420	$180,569	—	$4,948,591
John Hancock Collateral Trust	31,973	367,286	956,726	(1,004,419)	64	(34)	12,835	—	319,623
Mid Cap Growth	28,560	541,584	96,454	(251,401)	15,929	42,402	—	—	444,968
Mid Value	33,018	689,289	118,044	(273,161)	46,831	(1,529)	7,620	$51,263	579,474
Short Duration Bond	1,462,392	14,877,328	1,636,149	(3,069,370)	(264,035)	361,682	536,518	—	13,541,754
Strategic Income Opportunities	641,795	7,285,408	401,659	(1,457,520)	(63,947)	136,829	178,017	—	6,302,429
U.S. Sector Rotation	524,390	4,228,808	2,217,598	(1,356,719)	13,365	759,629	65,350	—	5,862,681
					$(1,540,656)	$5,539,697	$3,526,684	$523,966	$108,332,826
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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